                       SUPPLEMENT DATED DECEMBER 16, 2004

                                       TO

                         PROSPECTUSES DATED MAY 1, 2004*
                          (AS PREVIOUSLY SUPPLEMENTED)

                                       OF

                      JOHN HANCOCK VARIABLE SERIES TRUST I

         On December 15, 2004, the Board of Trustees of John Hancock Variable Series Trust I ("JHVST") unanimously approved a reorganization (the "Reorganization") pursuant to which each separate investment fund of JHVST will combine into one of the separate investment funds of Manufacturers Investment Trust. (Manufacturers Investment Trust's name will be changed to "John Hancock Trust" as of January 1, 2005, and this prospectus supplement therefore refers to that trust as "JHT.") The investment manager of JHVST and the investment manager of JHT are both indirect wholly-owned subsidiaries of Manulife Financial Corporation, a publicly-traded Canadian holding company.

         In approving the Reorganization, the Trustees, including the Trustees who are not "interested persons" of JHVST or JHT, determined that each proposed combination ("Combination") of a JHVST fund (an "Acquired Fund") into a JHT fund (an "Acquiring Fund") would be in the best interest of that JHVST fund and its shareholders, as well as in the best interest of variable annuity and variable life insurance contract owners that participate in that fund.

         It is proposed that the Reorganization will occur as of April 29, 2005, when the outstanding shares of each Acquired Fund will be cancelled and, in their place, will be issued shares of the Acquiring Fund into which that Acquired Fund is being combined. Thereafter, the Acquired Fund will cease to exist.

         Pursuant to the Reorganization, each Acquired Fund (listed in the left column below) will combine into the corresponding Acquiring Fund (listed opposite in the right column below):

JHVST                                                   CORRESPONDING JHT
ACQUIRED FUND                                           ACQUIRING FUND
-------------                                           --------------
Active Bond Fund                                        Active Bond Trust
Bond Index Fund                                         Bond Index Trust B
Earnings Growth Fund                                    Large Cap Growth Trust
Equity Index Fund                                       500 Index Trust B



----------


         * The May 1, 2004 prospectuses for John Hancock Variable Series Trust I ("JHVST") consist of one prospectus for the NAV class of shares offered by each of JHVST's separate investment funds and a prospectus for the Series I and Series II shares that JHVST's International Equity Index Fund (but no other JHVST fund) also offers. For an explanation of the difference between the NAV shares and the Series I and Series II shares, please refer to "Affect of Reorganization for Different Classes of Shares" below. This document also supplements each May 1, 2004 or [insert any other product prospectus dates] prospectus (as previously supplemented) with respect to variable annuity or variable life insurance contracts under which any funds of JHVST are investment options.

JHVST                                                   CORRESPONDING JHT
ACQUIRED FUND                                           ACQUIRING FUND
-------------                                           --------------
Financial Industries Fund                               Financial Services Trust
Fundamental Value Fund                                  Equity Income Trust
Global Bond Fund                                        Global Bond Trust
Growth & Income Fund                                    Growth & Income Trust II
Health Sciences Fund                                    Health Sciences Trust
High Yield Bond Fund                                    High Yield Trust
International Equity Index Fund - Series I and II       International Equity Index Trust A
Shares*
International Equity Index Fund - NAV Shares*           International Equity Index Trust B
Large Cap Growth Fund                                   Blue Chip Growth Trust
Large Cap Value Fund                                    Equity Income Trust
Managed Fund                                            Managed Trust
Mid Cap Growth Fund                                     Mid Cap Stock Trust
Mid Cap Value B Fund                                    Mid Value Trust
Money Market Fund                                       Money Market Trust B
Overseas Equity B Fund                                  Overseas Equity Trust
Real Estate Equity Fund                                 Real Estate Securities Trust B
Short-Term Bond Fund                                    Short-Term Bond Trust
Small Cap Emerging Growth Fund                          Small Cap Emerging Growth Trust
Small Cap Value Fund                                    Small Cap Value Trust
Total Return Bond Fund                                  Total Return Trust


         *As to the difference between the NAV class of the International Equity Index Fund and the Series I and Series II shares of that fund, please refer to "Affect of Reorganization for Different Classes of Shares" below.

TERMS OF REORGANIZATION

         The Reorganization has been designed so that each Acquired Fund has substantially the same or similar investment objective and policies as the Acquiring Fund into which it will be combined. In most cases, the overall level of the Acquiring Fund's investment management fees and other operating expenses after the Reorganization (i.e., the fund's "expense ratio") is expected to be lower than the corresponding Acquired Fund's has been. In those cases where the Acquiring Fund's expense ratio is expected to be higher, JHVST's Trustees have concluded that this would be outweighed by the expected advantages of the Reorganization to the Acquired Fund and its shareholders.

         Under the terms of the Reorganization, no Combination of a JHVST fund into a JHT fund will occur unless, among other conditions, the shareholders of the JHVST fund vote to approve that Combination. JHVST shareholders of record as of January 31, 2005 will be entitled to vote on such approval. Proxy solicitation materials will be mailed to owners of variable annuity and variable life insurance contracts as of that date, who will be entitled to give voting instructions for the JHVST fund shares that are attributable to their contracts. The proxy solicitation materials will contain detailed information about the Reorganization and each of the Combinations that are being proposed.

         Under the terms of the Reorganization, each shareholder of an Acquired Fund will receive a number of full and fractional shares of the Acquiring Fund into which it combines having a total value equal to the total value of that shareholder's shares of the Acquired Fund.

AFFECT OF REORGANIZATION FOR DIFFERENT CLASSES OF SHARES

         The shares of each fund may be divided into classes, which differ from one another in whether they are subject to what are commonly referred to as "Rule 12b-1 fees" and, if so, the amount of such fees. The shares that are not subject to any Rule 12b-1 fees are called the "NAV" class of shares. Except for the JHVST International Equity Index Fund, no JHVST Fund has outstanding any shares that are subject to any Rule 12b-1 fees. Therefore, the Acquiring Fund shares that, pursuant to the Reorganization, will be issued in place of JHVST fund shares will not be subject to any Rule 12b-1 fees, except in the case of the International Equity Index Fund Combination. In the International Equity Index Combination, the shares of the Acquired Fund that are not subject to Rule 12b-1 fees (i.e., that fund's "NAV" shares) will be exchanged into NAV shares of the corresponding Acquiring Fund, which also are not subject to Rule 12b-1 fees. The Series I and Series II shares of the International Equity Index Fund (which are subject to Rule 12b-1 fees) will be exchanged into, respectively, Series I and Series II shares of the corresponding Acquiring Fund (which also are subject to Rule 12b-1 fees).

AFFECT OF REORGANIZATION FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS

         The JHVST funds serve primarily to support variable investment options under variable annuity and variable life insurance contracts. Upon the Combination of a JHVST fund into the corresponding Acquiring Fund, any investment option based on that JHVST fund will thereafter be based on and supported by that Acquiring Fund.

         No holder of a variable annuity or variable life insurance contract that participates in any JHVST fund will have any taxable income, gain or loss, or suffer any other adverse federal income tax consequences, as a result of the Reorganization.

         Owners of variable annuity and variable life insurance contracts will continue to be able to make transfers into or out of the variable investment options that are available under their contracts at the time of transfer. However, such transfers, and the procedures for making them, will continue to be subject to the terms and conditions set forth in the applicable prospectus for the contract from time to time.

         Also any instructions that a contract owner has in effect as to a variable investment option will continue to be in effect, notwithstanding that the option is supported by a different fund (i.e., the applicable Acquiring
Fund) following the Reorganization. Such instructions would include, for example, instructions concerning allocation of premium payments or charges under the variable annuity or variable life insurance contract, and instructions for automatic transactions, such as periodic withdrawals or periodic asset rebalancing. However, owners will continue to be able to change such instructions at any time, in the manner and subject to the terms and conditions set forth in the prospectus for the applicable contract from time to time.

         This supplement is not an offer to sell, nor a solicitation of an offer to buy, shares of any Acquiring Fund. Nor is it a solicitation of any proxy or voting instructions. For more information, please contact your investment professional or contact a service representative at 1-800-824-0335.

JHLICO products:

Declaration (NY) Supp 12-16-04
Patriot (NY) Supp 12-16-04
Revolution Access Supp 12-16-04
Revolution Extra Supp 12-16-04
Revolution Value Supp 12-16-04
Revolution Value II Supp 12-16-04
Accomodator Supp 12-16-04
Independence Supp 12-16-04
Accomodator 2000 12-16-04
Independence Preferred Supp 12-16-04
Independence 2000 Supp 12-16-04
Patriot Supp 12-16-04

JHVLICO products:

Independence Preferred
Independence 2000
Marketplace
e-Variable Annuity
Declaration
Patriot
Revolution Access
Revolution Extra
Revolution Value